Prepaid Expenses and Other Current Assets (Details) - USD ($)	Mar. 31, 2015	Mar. 31, 2014
Prepaid Expenses
Insurance	$ 27,300	$ 21,800
Legal fees	$ 3,400	3,400
Interest receivable on note receivable from sale of common stock		2,800
Technology license fees and all other	$ 5,000	12,500
Total	$ 35,700	$ 40,500